OTHER NON-FINANCIAL ASSETS (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
OTHER NON-FINANCIAL ASSETS (Details) [Line Items]
Reserve maintainance	$ (1,388,185)	$ (367,577)
Number of aircraft under operating leases	2
Aircraft [member]
OTHER NON-FINANCIAL ASSETS (Details) [Line Items]
Reserve maintainance	$ 8,613	$ 45,831